UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)

Stefanie V. Chang Yu, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/1/11 – 6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2011 - 06/30/2012
Morgan Stanley Institutional Liquidity Funds

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========
===========                   Securities Portfolio                   ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds Money Market  ==========
==========                         Portfolio                          ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Morgan Stanley Institutional Liquidity Funds Prime Portfolio =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds Tax-Exempt  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============
============                       Portfolio                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============
============                  Securities Portfolio                  ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*
/s/ Kevin Klingert

Kevin Klingert

President and Principal Executive Officer

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.